Exhibit 99.11

Client Name:
Client Project Name:	OBX 2023-NQM8
Start - End Dates:	11/3/2022 - 6/15/2023
Deal Loan Count:	46

Conditions Report 2.0

Loans in Report:	46
Loans with Conditions:	31

10 - Total Active Conditions
10 - Non-Material Conditions
8 - Credit Review Scope
2 - Category: Assets
1 - Category: Credit/Mtg History
1 - Category: LTV/CLTV
4 - Category: Terms/Guidelines
2 - Property Valuations Review Scope
2 - Category: Property
56 - Total Satisfied Conditions

48 - Credit Review Scope
5 - Category: Application
3 - Category: Assets
5 - Category: Credit/Mtg History
11 - Category: Income/Employment
1 - Category: Insurance
12 - Category: Legal Documents
1 - Category: LTV/CLTV
10 - Category: Terms/Guidelines
3 - Property Valuations Review Scope
2 - Category: Appraisal
1 - Category: FEMA
5 - Compliance Review Scope
2 - Category: Documentation
3 - Category: TILA/RESPA Integrated Disclosure
0 - Total Waived Conditions

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